LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Current balance		$ 59,600
Contractual Principal Balance		84,482
Allowance for loan and lease losses		2,175
Average Recorded Investment		79,318	$ 59,728
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		1,713
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		130
Total interest included in income	$ 2,062	1,843	1,357
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance		27,480
Contractual Principal Balance		41,222
Allowance for loan and lease losses		2,044
Average Recorded Investment		36,567	15,398
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		926
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		87	44
Total interest included in income		1,013	404
Lease financing
Financing Receivable, Impaired [Line Items]
Current balance		223
Contractual Principal Balance		223
Allowance for loan and lease losses		0
Average Recorded Investment		225	21
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		0	0
Total interest included in income		0	0
Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Allowance for loan and lease losses		0
Average Recorded Investment		6	20
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		0	0
Total interest included in income		0	2
Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance		10,831
Contractual Principal Balance		18,572
Allowance for loan and lease losses		113
Average Recorded Investment		20,096	26,140
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		357
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		31	18
Total interest included in income		388	508
Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance		15,162
Contractual Principal Balance		17,662
Allowance for loan and lease losses		18
Average Recorded Investment		16,361	12,254
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		307
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		12	23
Total interest included in income		319	324
Home equity
Financing Receivable, Impaired [Line Items]
Current balance		5,700
Contractual Principal Balance		6,462
Allowance for loan and lease losses		0
Average Recorded Investment		5,893	5,621
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		121
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		0	3
Total interest included in income		121	117
Installment
Financing Receivable, Impaired [Line Items]
Current balance		204
Contractual Principal Balance		341
Allowance for loan and lease losses		0
Average Recorded Investment		170	274
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		2
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method		0	0
Total interest included in income		2	2
Nonperforming Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance		11,719
Contractual Principal Balance		22,482
Allowance for loan and lease losses		2,175
Average Recorded Investment		6,563	3,277
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method			88
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance		47,881
Contractual Principal Balance		62,000
Allowance for loan and lease losses		0
Average Recorded Investment		72,755	56,451
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			1,269
Loans with no related allowance recorded [member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance		16,726
Contractual Principal Balance		19,709
Allowance for loan and lease losses		0
Average Recorded Investment		31,846	14,498
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			360
Loans with no related allowance recorded [member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance		223
Contractual Principal Balance		223
Allowance for loan and lease losses		0
Average Recorded Investment		168	21
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			0
Loans with no related allowance recorded [member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Allowance for loan and lease losses		0
Average Recorded Investment		6	20
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			2
Loans with no related allowance recorded [member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance		10,160
Contractual Principal Balance		17,897
Allowance for loan and lease losses		0
Average Recorded Investment		18,757	24,738
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			490
Loans with no related allowance recorded [member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance		14,868
Contractual Principal Balance		17,368
Allowance for loan and lease losses		0
Average Recorded Investment		15,915	11,359
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			301
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance		5,700
Contractual Principal Balance		6,462
Allowance for loan and lease losses		0
Average Recorded Investment		5,893	5,541
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			114
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance		204
Contractual Principal Balance		341
Allowance for loan and lease losses		0
Average Recorded Investment		170	274
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method			2
Nonperforming Financing Receivables With Related Allowance [Member] | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Current balance		10,754
Contractual Principal Balance		21,513
Allowance for loan and lease losses		2,044
Average Recorded Investment		4,721	900
Nonperforming Financing Receivables With Related Allowance [Member] | Lease financing
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Allowance for loan and lease losses		0
Average Recorded Investment		57	0
Nonperforming Financing Receivables With Related Allowance [Member] | Construction real estate
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Allowance for loan and lease losses		0
Average Recorded Investment		0	0
Nonperforming Financing Receivables With Related Allowance [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Current balance		671
Contractual Principal Balance		675
Allowance for loan and lease losses		113
Average Recorded Investment		1,339	1,402
Nonperforming Financing Receivables With Related Allowance [Member] | Residential real estate
Financing Receivable, Impaired [Line Items]
Current balance		294
Contractual Principal Balance		294
Allowance for loan and lease losses		18
Average Recorded Investment		446	895
Nonperforming Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Allowance for loan and lease losses		0
Average Recorded Investment		0	80
Nonperforming Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Allowance for loan and lease losses		0
Average Recorded Investment		$ 0	$ 0